Event occurring after the reporting period	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Event occurring after the reporting period
28.	Event occurring after the reporting period

(a)	Investment
In January 2023, the
Group invested in a well-known EV manufacturer and energy company with cash consideration of RMB16.9 million. The company records
such investment as financial asset at fair value through other comprehensive income.